Property and Equipment - 10K	5 Months Ended
Oct. 15, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment
Property and equipment, net is summarized as follows:

	October 15, 2023	April 30, 2023
Leasehold improvements	70,421	61,534
Furniture, fixtures, and equipment	38,428	33,361
Building and building improvements	7,000	7,000
Construction in progress	20,847	24,568
Total cost	136,696	126,463
Less: accumulated depreciation	(66,962)	(63,621)
Property and equipment, net	69,734	62,842
Construction in progress relates to new locations under construction.
Property and Equipment
Property and equipment, net is summarized as follows:

	April 30, 2023	April 24, 2022
Leasehold improvements	$63,606	$65,048
Furniture, fixtures, and equipment	34,069	34,381
Building and building improvements	7,000	7,000
Construction in progress	24,569	2,261
Total cost	129,244	108,690
Less: accumulated depreciation	(66,402)	(58,310)
Property and equipment, net	$62,842	$50,380
Construction in progress relates to new locations under construction.